Description of Business and Organization (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of fair value hierarchy of the valuation techniques
	June 30,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
	(Unaudited)
Assets:
Marketable securities, available-for-sale	$3,345,650	$3,345,650	$–	$–

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities, available-for-sale	$1,989,823	$1,989,823	$–	$–

Schedule of property and equipment useful life
Useful life
Office equipment and furniture	5 years
Vehicles	5 years
Vessels	5 years

Schedule of exchange rate
	June 30, 2021	June 30, 2020
Period-end RMB:US$ exchange rate	6.4697	7.0682
Period average RMB:US$ exchange rate	6.4549	7.0324
Period-end HK$:US$ exchange rate	7.7650	7.7502
Period average HK$:US$ exchange rate	7.8000	7.8000

Schedule of reconciliation of basic and diluted net loss per share
	Six months ended June 30,
	2021	2020
Net Loss for basic and diluted attributable to common shareholders	$(1,546,351)	$(4,610,913)

Weighted average common stock outstanding – basic and diluted	114,984,418	3,474,119,263

Net loss per common share – basic and diluted	$(0.01)	$(0.00)